Morgan, Lewis & Bockius LLP One Federal Street Boston, MA 02110
August 6, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Pioneer High Income Fund, Inc.

Registration Statement on Form N-2

(File No. 811-21043)

Ladies and Gentlemen:

On behalf of our client, Pioneer High Income Fund, Inc. (the “Fund”), we are filing on Form N-2 under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”). This filing is Amendment No. 11 to the Fund’s Registration Statement under the 1940 Act and is being made for the purpose of registering additional common shares for an offering under Rule 415 under the 1933 Act.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz